UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  847-926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Shapiro                 Highland Park, IL                  2/7/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:  $       88,490
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED WRLD ASSUR COM HLDG A SHS            H01531104    1,017    12,900 SH       DEFINED    01          12,900      -    -
AMERICAN AXLE & MFG HLDGS IN COM            024061103    1,456   130,000 SH       DEFINED    01         130,000      -    -
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105    2,181    68,000 SH       DEFINED    01          68,000      -    -
BITAUTO HLDGS LTD            SPONSORED ADS  091727107    5,798   794,310 SH       DEFINED    01         794,310      -    -
BLUEPHOENIX SOLUTIONS LTD    SHS NEW        M20157117    1,535   357,843 SH       DEFINED    01         357,843      -    -
BORGWARNER INC               COM            099724106    1,003    14,000 SH       DEFINED    01          14,000      -    -
CHINA MOBILE LIMITED         SPONSORED ADR  16941M109    1,499    25,535 SH       DEFINED    01          25,535      -    -
CHINAEDU CORP                SPONS ADR      16945L107    8,698 1,497,136 SH       DEFINED    01       1,497,136      -    -
CITIGROUP INC                COM NEW        172967424    1,741    44,000 SH       DEFINED    01          44,000      -    -
EATON CORP PLC               SHS            G29183103    2,167    40,000 SH       DEFINED    01          40,000      -    -
EMAGIN CORP                  COM NEW        29076N206    3,232   905,200 SH       DEFINED    01         905,200      -    -
ENDURANCE SPECIALTY HLDGS LT SHS            G30397106    1,588    40,000 SH       DEFINED    01          40,000      -    -
ENSCO PLC                    SHS CLASS A    G3157S106    1,310    22,100 SH       DEFINED    01          22,100      -    -
FLOTEK INDS INC DEL          COM            343389102   10,480   859,000 SH       DEFINED    01         859,000      -    -
GOLDMAN SACHS GROUP INC      COM            38141G104    1,786    14,000 SH       DEFINED    01          14,000      -    -
HALLIBURTON CO               COM            406216101    2,047    59,000 SH       DEFINED    01          59,000      -    -
HANOVER INS GROUP INC        COM            410867105      581    15,000 SH       DEFINED    01          15,000      -    -
HARTFORD FINL SVCS GROUP INC COM            416515104    1,374    61,250 SH       DEFINED    01          61,250      -    -
HI-CRUSH PARTNERS LP         COM UNIT LTD   428337109      981    65,000 SH       DEFINED    01          65,000      -    -
ICICI BK LTD                 ADR            45104G104    2,878    66,000 SH       DEFINED    01          66,000      -    -
IRELAND BK                   SPNSRD ADR NEW 46267Q202    1,950   300,000 SH       DEFINED    01         300,000      -    -
ISHARES TR                   HIGH YLD CORP  464288513   11,459   122,750 SH       DEFINED    01         122,750      -    -
JPMORGAN CHASE & CO          COM            46625H100    1,759    40,000 SH       DEFINED    01          40,000      -    -
KINDER MORGAN INC DEL        COM            49456B101    1,148    32,500 SH       DEFINED    01          32,500      -    -
METLIFE INC                  COM            59156R108      856    26,000 SH       DEFINED    01          26,000      -    -
MORGAN STANLEY               COM NEW        617446448    3,059   160,000 SH       DEFINED    01         160,000      -    -
NOVA MEASURING INSTRUMENTS L COM            M7516K103    2,265   283,782 SH       DEFINED    01         283,782      -    -
OCCIDENTAL PETE CORP DEL     COM            674599105    1,302    17,000 SH       DEFINED    01          17,000      -    -
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN 726503105    1,411    31,200 SH       DEFINED    01          31,200      -    -
PLATINUM UNDERWRITER HLDGS L COM            G7127P100    2,530    55,000 SH       DEFINED    01          55,000      -    -
PRUDENTIAL FINL INC          COM            744320102      853    16,000 SH       DEFINED    01          16,000      -    -
TRAVELERS COMPANIES INC      COM            89417E109    4,069    56,655 SH       DEFINED    01          56,655      -    -
UNITED INS HLDGS CORP        COM            910710102      391    65,000 SH       DEFINED    01          65,000      -    -
VALIDUS HOLDINGS LTD         COM SHS        G9319H102      951    27,500 SH       DEFINED    01          27,500      -    -
XL GROUP PLC                 SHS            G98290102    1,135    45,300 SH       DEFINED    01          45,300      -    -


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